Transactions with Affiliates - LTIP Award Activity Table (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Value per unit of phantom units outstanding at beginning of year	$ 55.73	$ 49.30	$ 68.78
Value per unit of phantom units vested during the period	55.73	49.30	68.78
Value per unit of phantom units granted during the period	49.88	55.73	49.30
Value per unit of phantom units outstanding at end of year	$ 49.88	$ 55.73	$ 49.30
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Phantom units outstanding at beginning of year	7,180	7,304	5,477
Phantom units vested	(7,180)	(7,304)	(5,477)
Phantom units granted	8,020	7,180	7,304
Phantom units outstanding at end of year	8,020	7,180	7,304